SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
	Dec. 11, 2017	Jul. 18, 2016	Dec. 18, 2017	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Subsequent Event [Line Items]
Common stock repurchased (in shares)				2,800,000	1,600,000
Payments for repurchase of common stock		$ 45,000		$ 41,214	$ 62,874	$ 0
Stock repurchase program, remaining authorized repurchase amount				$ 52,200
Subsequent Event
Subsequent Event [Line Items]
Common stock repurchased (in shares)			1,500,000
Payments for repurchase of common stock			$ 24,400
Stock repurchase program, remaining authorized repurchase amount			$ 5,600
CD and R Fund
Subsequent Event [Line Items]
Common stock repurchased (in shares)		2,900,000
CD&R Funds ownership percentage				43.80%	42.30%
CD and R Fund | Subsequent Event
Subsequent Event [Line Items]
CD&R Funds ownership percentage	34.70%
Secondary Offering | CD and R Fund | Subsequent Event
Subsequent Event [Line Items]
Common stock offered (in shares)	7,150,000.00
Common stock price per share (in usd per share)	$ 19.36
Common stock repurchased (in shares)	1,150,000
Payments for repurchase of common stock	$ 22,300